SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Deferred tax assets:
Less: valuation allowance	$ (4,010,878)	$ (514,216)	$ (1,163,749)
Deferred tax assets
HONG KONG
Deferred tax assets:
Net operating loss carry forwards	3,798,573	486,997	1,163,749
SINGAPORE
Deferred tax assets:
Net operating loss carry forwards	$ 212,305	$ 27,219